Members' Deficit/Stockholders' Equity - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended	6 Months Ended
	Jun. 09, 2020	Nov. 05, 2019	Jun. 30, 2020	Jun. 30, 2020	Dec. 31, 2019
Class Of Stock [Line Items]
Common stock, authorized		1,000			1,000
Common stock, par value		$ 0.01			$ 0.01
Preferred stock,authorized			20,000,000	20,000,000	20,000,000
Preferred stock, par value			$ 0.0001	$ 0.0001	$ 0.0001
Common stock issued and sold		100
Shift4 Payments, LLC.
Class Of Stock [Line Items]
Issuance of common stock for change of control contingent liabilities				915,503
Initial Public Offering
Class Of Stock [Line Items]
Share price per share	$ 23.00
Proceeds from issuance of common stock	$ 363.8
IPO and Private Placement
Class Of Stock [Line Items]
Proceeds from issuance of common stock	$ 463.8
Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred stock,authorized			20,000,000	20,000,000
Preferred stock, par value			$ 0.0001	$ 0.0001
Class A Common Units
Class Of Stock [Line Items]
Reorganization transactions, shares			(100,000)
Class B Common Units
Class Of Stock [Line Items]
Reorganization transactions, shares			(1,010)
Class A Common Stock
Class Of Stock [Line Items]
Common stock, authorized			300,000,000	300,000,000	300,000,000
Common stock, par value			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, voting rights				One vote per share
Common stock, conversion basis				One-to-one
Reorganization transactions, shares			528,150
Issuance of common stock for change of control contingent liabilities			915,503
Common stock issued and sold			17,250,000
Class A Common Stock | Shift4 Payments, LLC.
Class Of Stock [Line Items]
Issuance of common stock for change of control contingent liabilities				915,503
Class A Common Stock | Initial Public Offering
Class Of Stock [Line Items]
Issuance of common stock for change of control contingent liabilities				915,503
Common stock issued and sold	17,250,000
Share price per share	$ 23.00
Proceeds from issuance of common stock	$ 363.8
Class A Common Stock | Underwriters Option
Class Of Stock [Line Items]
Common stock issued and sold	2,250,000
Class B Common Stock
Class Of Stock [Line Items]
Common stock, authorized			100,000,000	100,000,000	100,000,000
Common stock, par value			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, voting rights				Ten votes per share
Common stock, conversion basis				One-to-one
Reorganization transactions, shares			39,204,989
Class C Common Stock
Class Of Stock [Line Items]
Common stock, authorized			100,000,000	100,000,000	100,000,000
Common stock, par value			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, voting rights				Ten votes per share
Reorganization transactions, shares			15,513,817
Common stock issued and sold	4,625,346		4,625,346
Class C Common Stock | Private Placement
Class Of Stock [Line Items]
Common stock issued and sold	4,625,346
Proceeds from issuance of common stock	$ 100.0
Searchlight Capital Partners, L.P. | Class A Common Units
Class Of Stock [Line Items]
Investment owned shares			28,889,790	28,889,790
Interest owned percentage			52.30%	52.30%
Rook Holdings Inc | Class A Common Units
Class Of Stock [Line Items]
Investment owned shares			25,829,016	25,829,016
Interest owned percentage			46.70%	46.70%
Former Equity Owner | Class B Common Units
Class Of Stock [Line Items]
Investment owned shares			528,150	528,150
Interest owned percentage			1.00%	1.00%
Former Equity Owner | Class A Common Stock
Class Of Stock [Line Items]
Reorganization transactions, shares				528,150
Former Equity Owner | Class C Common Stock
Class Of Stock [Line Items]
Reorganization transactions, shares				15,513,817
Continuing Equity Owners | Class C Common Stock
Class Of Stock [Line Items]
Common stock, conversion basis				One-for-one
Reorganization transactions, shares				39,204,989